Income Taxes - Schedule of Income Tax Benefit (Provision) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
Federal	$ 312	$ 398	$ (804)
State	(89)	(40)	(34)
International	(138)
Total current	85	358	(838)
Deferred:
Federal	(2,456)	11,232	17,782
State	(169)	(419)	1,283
International	(3,381)	3,988
Total deferred	(6,006)	14,801	19,065
Total income tax (provision) benefit	$ (5,921)	$ 15,159	$ 18,227